Stock Compensation Plans and Awards (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 24, 2012	Jun. 26, 2011	Jun. 24, 2012	Jun. 26, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 12	$ 0	$ 12	$ 0
Income tax benefit related to stock compensation	$ 4	$ 0	$ 5	$ 0
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted- average volatility			45.90%
Expected dividend yield			0.00%
Expected term (in years)			6 years
Risk-free rate			1.14%
2012 Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Reserved in Connection with Awards Granted Under Stock Compensation Plan	6,786,667		6,786,667
2012 Long-Term Incentive Plan [Member] | Maximum [Member] | Stock Options and Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Term of Share-Based Award			10 years